Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions

5.	Related Party Transactions

The Omega Flex, Inc. Stock Fund holds shares of Omega Flex, Inc. common stock. The Plan also permits notes receivable from participants. The Plan invests in registered investment companies and a collective investment fund managed by J.P. Morgan. Empower Trust Company, LLC is the trustee of the Plan, and J.P. Morgan and Empower Institutional, an affiliate of Empower Trust Company, LLC, perform plan advisory and recordkeeping services. These transactions qualify as party-in-interest transactions.

The Plan’s service providers receive revenue from mutual fund service providers for services provided to the funds. This revenue may be used to offset certain amounts owed to these providers for administrative services provided to the Plan. If the revenue received by the service providers from such mutual fund service providers exceeds the amount owed as agreed to by the service providers and the Plan for administrative services, the service providers or their affiliates are to remit the excess to the Plan. Such amounts may be applied to pay Plan administrative expenses or allocated to the accounts of the participants.

For the years ended December 31, 2025 and 2024, approximately $54,000 and $52,000, respectively, of revenue from mutual fund service providers was deposited into the Plan and is recorded as part of the net appreciation in fair value of investments on the statements of changes in net assets available for benefits. The Plan or Plan Sponsor may make a payment to service providers or their affiliates for administrative expenses not covered by revenue sharing. For the years ended December 31, 2025 and 2024, amounts of approximately $62 and $937, respectively, were utilized to pay expenses. For the years ended December 31, 2025 and 2024, approximately $54,000 and $52,000, respectively, were credited directly to participant accounts. For each of the years ended December 31, 2025 and 2024, there was approximately $16,000 in unallocated revenue sharing accounts available to pay Plan expenses and/or to allocate to participants.